CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 3, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Exchange-Traded AlphaDEX(R) Fund II
                       (Registration Nos. 333-171759, 811-22519)
                ------------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund, each a series of the Registrant. Post-Effective Amendment No. 36, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 30, 2013.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               -----------------------------
                                                   Morrison C. Warren
Enclosures